Temporary Equity (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2020	Jun. 30, 2023	Sep. 30, 2022	Jul. 31, 2022	Jul. 01, 2022	Sep. 30, 2021
Temporary Equity [Line Items]
Preferred stock, shares authorized (in Shares)		5,000,000	5,000,000			5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Annual dividend rate		22.00%	22.00%
Common stock percentage	50.00%
Conversion price (in Dollars per share)		$ 0.2	$ 0.2
Variable conversion price		50.00%	50.00%
Discount rate		50.00%	50.00%
Relative value (in Dollars)		$ 101,368	$ 101,368
Aggregate value (in Dollars)		$ 461,440	461,440
Additional paid in capital including dividends (in Dollars)			360,072
Dividend due (in Dollars)			$ 13,440
Preferred stock per share (in Dollars per share)		$ 1.5	$ 1.5
Conversion price per share (in Dollars per share)		$ 0.2	$ 0.2
Conversion price percentage		50.00%	50.00%
Preferred stock redemption value (in Dollars)		$ 461,064	$ 224,000
Convertible Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, shares authorized (in Shares)					1,000,000
Preferred stock, par value (in Dollars per share)					$ 1
Common stock percentage		9.99%	9.99%
Preferred stock, shares issued (in Shares)				448,000	448,000
Outstanding convertible shares (in Shares)			4,480,000
Convertible Series B Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Annual dividend rate		12.00%	12.00%
Convertible Series B Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Annual dividend rate		22.00%	22.00%